Disclosures on the effects of fluctuations in foreign currency exchange rates (Parenthetical) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Reserve for currency exchange conversion	$ (11,569)	$ (25,745)	$ (26,307)
Grupo Tarsa [Member]
Statement [Line Items]
Reserve for currency exchange conversion	$ 14,580,000